Summary of significant accounting policies and practices (Tables)	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of foreign currency translation and transaction

Translation of amounts from HK$ into GBP has been made at the following exchange rates for the years ended June 30, 2023, 2024 and 2025:

	As of and for the year ended June 30,
	2023	2024	2025
Year-end HK$:GBP exchange rate	0.0998	0.1013	0.0929
Annual average HK$:GBP exchange rate	0.1051	0.1015	0.0992

Schedule of estimated useful lives of property and equipment, net
Classification	Estimated useful life
Leasehold property	30 years
Office equipment	2-5 years
Motor vehicle	1-3 years